RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
At December 31, 2025 and 2024, the Plan held 2,452,230 and 2,754,198 shares, respectively, of Eastern Bankshares, Inc.’s common stock with a fair value of $45,194,604 and $47,509,917, respectively.
Notes receivable from participants also qualify as party-in-interest transactions. At December 31, 2025 and December 31, 2024, the Plan had $5,237,113 and $4,847,656, respectively, in notes receivable from participants.